John Hancock Variable Insurance Trust

Supplement dated July 3, 2018

to the current Prospectus dated April 30, 2018 (the “Prospectus”)

American Asset Allocation Trust (the “fund”)

The following amends and restates the portfolio manager information under the heading “Portfolio management”:

Alan N. Berro President; Partner - Capital World Investors, Capital Research and Management Company Managed the fund since 2000	David A. Daigle Partner - Capital Fixed Income Investors, Capital Research and Management Company Managed the fund since 2009	Peter Eliot Partner - Capital International Investors, Capital Research and Management Company Managed the fund since 2018	Jeffrey T. Lager Partner - Capital International Investors, Capital Research and Management Company Managed the fund since 2007
Jin Lee Partner - Capital World Investors, Capital Research and Management Company Managed the fund since 2018	James R. Mulally Partner - Capital Fixed Income Investors, Capital Research and Management Company Managed the fund since 2006	John R. Queen Partner - Capital Fixed Income Investors, Capital Research and Management Company Managed the fund since 2016

The information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “Capital Research and Management Company (“CRMC”)” is amended to include Peter Eliot and Jin Lee as two of the Portfolio Managers of Asset Allocation Fund, a series of American Funds Insurance Series, the master fund of which American Asset Allocation Trust is a feeder.

Portfolio Manager	Primary Title with Investment Advisor (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Fund(s)
Peter Eliot	Partner – Capital International Investors Investment professional for 23 years in total; 14 years with CRMC or affiliate	Serves as an equity portfolio manager for Asset Allocation Fund
Jin Lee	Partner – Capital World Investors Investment professional for 22 years in total; 21 years with CRMC or affiliate	Serves as an equity portfolio manager for Asset Allocation Fund

American Growth-Income Trust (the “fund”)

The following amends and restates the portfolio manager information under the heading “Portfolio management”:

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Donald D. O’Neal Vice Chairman of the Board; Partner - Capital International Investors, Capital Research and Management Company Managed the fund since 2005	Dylan Yolles Vice President; Partner - Capital International Investors, Capital Research and Management Company Managed the fund since 2005	J. Blair Frank Partner - Capital Research Global Investors, Capital Research and Management Company Managed the fund since 2006
Claudia P. Huntington Partner - Capital Research Global Investors, Capital Research and Management Company Managed the fund since 1994	S. Keiko McKibben Partner - Capital Research Global Investors, Capital Research and Management Company Managed the fund since 2018	William L. Robbins Partner - Capital International Investors, Capital Research and Management Company Managed fund since 2012

The information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “Capital Research and Management Company (“CRMC”)” is amended to include S. Keiko McKibben as one of the Portfolio Managers of Growth-Income Fund, a series of American Funds Insurance Series, the master fund of which American Growth-Income Trust is a feeder.

Portfolio Manager	Primary Title with Investment Advisor (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Fund(s)
S. Keiko McKibben	Partner – Capital Research Global Investors Investment professional for 22 years in total; 20 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

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John Hancock Variable Insurance Trust

Supplement dated July 3, 2018

to the current Statement of Additional Information dated April 30, 2018

Capital Research and Management Company

The section under, “APPENDIX I - DISCLOSURE REGARDING PORTFOLIO MANAGERS OF THE MASTER FUNDS OF THE JHVIT FEEDER FUNDS” is amended and restated as follows to the extent that it relates to the portfolio managers of American Asset Allocation Trust and American Growth-Income Trust:

Portfolio manager fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. Each portfolio manager has determined that variable insurance or annuity contracts do not meet his or her current needs. Consequently, none of the portfolio managers holds any investments that hold shares of the funds.

The following table reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

Unless otherwise noted, the following tables reflect information as of December 31, 2017:

American Asset Allocation Trust

	Other Registered Investment Companies[1]		Other Pooled Investment Vehicles[1,2]		Other Accounts[1]
Portfolio Manager	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in billions)
Alan N. Berro	25	$363.8	None	None	None	None
David A. Daigle	5	$144.9	3	$0.94	2	$0.67
Peter Eliot*	1	$41.8	None	None	None	None
Jeffrey T. Lager	2	$226.2	None	None	None	None
Jin Lee*	1	$103.3	2	$0.26	1	$0.28

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	Other Registered Investment Companies[1]		Other Pooled Investment Vehicles[1,2]		Other Accounts[1]
Portfolio Manager	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in billions)
James R. Mulally	7	$241.9	1	$0.11	None	None
John R. Queen	3	$131.5	2	$0.67	49	$0.71

American Growth-Income Trust

	Other Registered Investment Companies[1]		Other Pooled Investment Vehicles[1,2]		Other Accounts[1]
Portfolio Manager	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in billions)
Donald D. O’Neal	2	$271.4	1	$0.44	None	None
Dylan Yolles	1	$48.9	None	None	None	None
J. Blair Frank	3	$220.8	None	None	None	None
Claudia P. Huntington	4	$123.1	1	$0.07	None	None
S. Keiko McKibben*	None	None	None	None	None	None
William L. Robbins	4	$50.0	None	None	1,092	$10.85

*	Information is as of May 31, 2018.

[1]	Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or account has an advisory fee that is based on the performance of the RIC, PIV or account.

[2]	Personal brokerage accounts of portfolio managers and their families are not reflected.

Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds as of December 31, 2017, except for Peter Eliot, Jin Lee, and S. Keiko McKibben who did not beneficially own any shares of the funds as of May 31, 2018.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

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